Retirement Plans	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Retirement Plans

10. Retirement Plans

a) U.S. 401(k) Plan

All employees are eligible to participate in the Company’s Profit Sharing 401(k) Plan according to certain age and period of service restrictions. The Plan provides for discretionary Company contributions. No Company contributions were made during the years ended December 31, 2011 and 2012.

b) India Gratuity Plan

In addition, under the India Payment of Gratuity Act of 1972, the Company maintains a gratuity defined-benefit plan for eligible employees of the Company’s India subsidiary. Upon termination of an employee for any reason, the Company must pay the equivalent of 15 days of the current salary to the employee for each year of service. The benefit begins to accrue after five years of service.

The funding liability under the plan is actuarially-determined, based on a rate of interest of 8.5% and a retirement age of 58 years, and was $434 and $555 as of December 31, 2011 and 2012, respectively. The liability is included in accrued and other current liabilities in the accompanying consolidated balance sheets. Expense under the plan was $207 and $145 for the years ended December 31, 2011 and 2012, respectively. The plan is currently unfunded.